INTANGIBLE ASSETS	9 Months Ended
Jan. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

Intangible Assets at January 31, 2022 and January 31, 2021 consists of the following:

	January 31, 2022	January 31, 2021

Intangible Assets	$–	$–
Less: Accumulated Amortization	–	–
Less: Impairment	–	–
Net Intangible Assets	$–	$–

The Company determined that the various intellectual properties acquired in the merger with Eagle Oil will have no value in the Company’s future projects.  At January 31, 2022, the Company has determined that the intangible asset should be fully impaired as of January 31, 2021